Notes payable	12 Months Ended
Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Notes Payable [Text Block]

Note 24 – Notes payable

Notes payable outstanding at December 31, 2014 and 2013, consisted of the following:

(In thousands)	2014	2013

Advances with the FHLB maturing from 2015 to 2021 paying interest at monthly fixed
rates ranging from 0.45% to 4.19% ( 2013 - 0.27% to 4.19%)	$802,198	$589,229

Unsecured senior debt securities maturing on 2019 paying interest semiannually
at a fixed rate of 7.00%	450,000	-

Term notes paying interest semiannually at fixed rate of 7.47%	-	675

Term notes paying interest monthly at a floating rate of 3.00% over the
10-year U.S. Treasury note rate [1][1]	-	14

Junior subordinated deferrable interest debentures (related to trust preferred securities)
maturing from 2027 to 2034 with fixed interest rates ranging from 6.125% to 8.327%
(Refer to Note 26)	439,800	439,800

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $404,460 at December 31, 2013) with no stated maturity and a contractual fixed interest rate of 5.00% until, but excluding
December 5, 2013 and 9.00% thereafter (Refer to Note 26)	-	531,540

Others	19,830	23,496
Total notes payable	$1,711,828	$1,584,754
[1]	The 10-year U.S. Treasury note key index rate at December 31, 2013 was 3.03%.

During the quarter ended June 30, 2014, the Corporation received approval from the Federal Reserve System to repay the $935 million in TARP Capital Purchase Program funds. On July 2, 2014, the Corporation completed the repayment of these funds, which were partially funded with $400 million from the proceeds of the issuance of its $450 million aggregate principal amount of 7% Senior Notes due on 2019, which settled on July 1, 2014. Accordingly, during the quarter ended June 30, 2014, the Corporation accelerated the related amortization of $414.1 million of discount and deferred costs, which is reflected as interest expense in the consolidated statement of operations. Refer to additional information on Note 26 - Trust Preferred Securities.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2014.

Year	(In thousands)
2015	$328,917
2016	250,966
2017	82,983
2018	106,934
2019	463,270
Later years	478,758
Total notes payable	$1,711,828

At December 31, 2014, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $3.7 billion based on the assets pledged with the FHLB at that date (2013 - $3.0 billion). The FHLB advances at December 31, 2014 are collateralized with mortgage and commercial loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2014, the borrowing capacity at the discount window approximated $2.1 billion (2013 - $3.4 billion), which remained unused at December 31, 2014 and 2013. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.